FINANCIAL OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Deposits From Financial Obligations [Abstract]
Disclosure of Detailed Information about Financial Obligations [Text Block]
Following is a summary of the financial obligations of Grupo Aval as at December 31, 2017 and 2016:

	December 31, 2017		December 31, 2016

Local Currency
Interbank funds
Overnight funds	Ps.	1,464	Ps.	2,075
Interbank funds purchased		336,431		1,366,757
Commitments to transfer open and closed repo operations		715,364		1,259,676
Commitments to transfer simultaneous operations		2,272,496		2,436,838
Commitments originated in short positions simultaneous operations		176,048		538,016
Total interbank funds	Ps.	3,501,803	Ps.	5,603,362
Borrowings		2,831,100		2,084,988
Letters of credit		485		3,509
Bankers´ acceptances		17		517
Total borrowings from banks and others	Ps.	2,831,602	Ps.	2,089,014

Foreign currency
Interbank funds
Overnight funds		217		3,498
Interbank funds purchased		1,135,110		309,924
Commitments to transfer open and closed repo operations		333,300		398,933
Total interbank funds	Ps.	1,468,627	Ps.	712,355
Borrowings		14,529,524		15,086,112
Letters of credit		195,988		6,976
Bankers´ acceptances		648,206		724,531
Total borrowings from banks and others	Ps.	15,373,718	Ps.	15,817,619
Total financial obligations	Ps.	23,175,750	Ps.	24,222,350

Disclosure of Detailed Information About Other Borrowings Explanatory [Text Block]
The details of the borrowings from these entities as of December 31, 2017 and 2016 and are as follows:

	Interest rates in force at cut off	December 31, 2017		December 31, 2016
Banco de Comercio Exterior - “BANCOLDEX”	Fixed between 0.07% and %13.20%, DTF + 0.01 to 14.43%, IBR + 0.01 to 14.43, LIBOR6 + 0.01 to 4.46, LIBOR12 +0.01	Ps.	835,667	Ps.	736,721
Fondo para el Financiamiento del Sector Agropecuario - “FINAGRO”	Fixed between 5.22% and 6.30%, DTF + 0.01 to 7.74%, IBR and IPC + 2.0 and 7.74%,		342,728		337,649
Financiera de Desarrollo Territorial “FINDETER”	Fixed 0.03% and 9.77%, DTF + 0.01 to 8.48, IBR+ 0.30 to 8.48, IPC+ 0.01 and 0.05%, LIBOR3 0.04 and LIBOR6 +0.04%		1,819,695		1,651,325
Total		Ps.	2,998,090	Ps.	2,725,695

Disclosure of Detailed Information About Maturities of Financial Obligations with Development Entities [Text Block]
Details showing the maturities of the financial obligations with development entities as for December 31, 2017 are as follows:

Year	2017
2018	Ps.	207,509
2019		197,193
2020		400,848
2021		353,270
After 2021		1,839,270
Total	Ps.	2,998,090

Disclosure of detailed information about bond issued [Text Block]
a)	The detail of liabilities as of December 31, 2017 and 2016, by issue date and maturity date was as follows:

Peso denominated

Issuer	Issue Date	December 31, 2017		December 31, 2016		Maturity Date	Interest Rate
Banco de Bogotá S.A.	23/02/2010		132,989		248,234	23/02/2020	CPI + 5.45% UVR + 5.45%
Banco de Occidente	Between 25/08/2008 and 14/12/2017		3,271,929		2,811,593	Between 16/07/2018 and 14/12/2032	CPI + 2.90% to 7.00% Fixed between 6.18% and 7.85%
Corporación Financiera Colombiana S.A.	Between 20/05/2009 and 08/09/2016		2,361,702		2,356,272	Between 11/03/2019 and 08/09/2036	CPI + 4.00% to 6.9%
Banco Popular	Between 26/02/2013 and 12/09/2017		1,571,308		1,620,504	Between 17/02/2018 and 12/10//2026	CPI + 2.44% to 4.13% IBR +1.32%; DTF + 1.49%: Fixed between 6.62% and 8.10%

Grupo Aval Acciones y Valores	03/12/2009 and 28/06/2017	Ps.	1,109,240	Ps.	704,726	Between 03/12/2019 and 28/06/2042	CPI + 2.69% to 5.20%
Peso denominated Total		Ps.	8,447,168	Ps.	7,741,329
Foreign Currency
Banco de Bogotá S.A. Under rule 44A.	Between 19/02/2013 and 03/08 /2017		6,459,452		6,656,720	Between 19/02/2023 and 03/08/2027	Fixed between 4.38% and 6.25%

BAC Credomatic
El Salvador	Between 11/02/2013 and 28/11/2017		635,536		552,861	Between 27/01/2018 and 25/05/2022	Between 5.20% and 5.80%

Issuer	Issue Date	December 31, 2017		December 31, 2016		Maturity Date	Interest Rate
Guatemala	Between 15/02/2016 and 20/12/2017		400,244		543,441	Between 04/01/2018 and 25/02/2019	Between 4.50% and 8.50%
Honduras	Between 23/07/2013 and 06/12/2017		159,674		68,929	Between 26/03/2018 and 06/12/2020	Between 0.50% and 9.50%
Nicaragua	-		-		12,040	-	-
BAC Credomatic Total		Ps.	1,195,454	Ps.	1,177,271
Banco Bogotá Total		Ps.	7,654,906	Ps.	7,833,991

Grupo Aval Limited	19/09/2012		3,000,122		2,992,916	26/09/2022	4.75%
Foreign Currency Total		Ps.	10,655,028	Ps.	10,826,907
Total of Bonds		Ps.	19,102,196	Ps.	18,568,236

Disclosure of detailed information About Future Maturities of Bonds [Text Block]	Future maturities of bonds as of December 31, 2017 are as follows:
Year	2017
2018	Ps.	983,915
2019		1,332,505
2020		1,973,046
2021		452,159
After 2021		14,360,571
Total	Ps.	19,102,196